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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

     Report for the Calendar Year or Quarter Ended September 30, 2010

                 Check here if Amendment [_]; Amendment Number:
                        This Amendment(Check only one.):
                                [_] is a restatement.
                                [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:
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Name: The Wellcome Trust Limited, as Trustee of the Wellcome Trust

Address: 215 Euston Road, London NW1 2BE, United Kingdom

Form 13F File Number:  028-13413
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
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Name:  Peter Pereira Gray
       ------------------

Title: Managing Director of Investments
       --------------------------------

Phone: +44 207 611 8666
       ----------------

Signature, Place, and Date of Signing:

    /s/ Peter Pereira Gray            London, England            11/08/10
--------------------------------   --------------------   ----------------------
          (Name)                      (City, State)              (Date)

Report Type(Check only one.):
----------------------------

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     21 Items

Form 13F Information Table Value Total:     $ 1,732,622 (thousands)

List of Other Included Managers:     Not Applicable

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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

            ITEM 1                 ITEM 2        ITEM 3      ITEM 4       ITEM 5              ITEM 6    ITEM 7       ITEM 8
                                                          MARKET VALUE SHARES / PRN         INVESTMENT  OTHER   VOTING AUTHORITY
         NAME OF ISSUER         TITLE OF CLASS    CUSIP    (X $1,000)      AMT.     SH/PRN  DISCRETION MANAGERS       SOLE
------------------------------ ---------------- --------- ------------ ------------ ------ ----------- -------- ----------------
APPLE INC                      COM              037833100      136,200      480,000   SH      SOLE       NONE            480,000
BANK OF AMERICA CORPORATION    COM              060505104       95,648    7,300,000   SH      SOLE       NONE          7,300,000
BERKSHIRE HATHAWAY INC DEL     CL A             084670108       74,700          600   SH      SOLE       NONE                600
CISCO SYS INC                  COM              17275R102      105,120    4,800,000   SH      SOLE       NONE          4,800,000
COCA COLA CO                   COM              191216100       93,632    1,600,000   SH      SOLE       NONE          1,600,000
EXXON MOBIL CORP               COM              30231G102       77,238    1,250,000   SH      SOLE       NONE          1,250,000
GENERAL ELECTRIC CO            COM              369604103      104,000    6,400,000   SH      SOLE       NONE          6,400,000
GOOGLE INC                     CL A             38259P508      105,424      200,506   SH      SOLE       NONE            200,506
GREEN DOT CORP                 CL A             39304D102        7,272      150,000   SH      SOLE       NONE            150,000
HEWLETT PACKARD CO             COM              428236103       84,140    2,000,000   SH      SOLE       NONE          2,000,000
INTERNATIONAL BUSINESS MACHS   COM              459200101      107,312      800,000   SH      SOLE       NONE            800,000
ITAU UNIBANCO HLDG SA          SPON ADR REP PFD 465562106       31,434    1,300,000   SH      SOLE       NONE          1,300,000
JOHNSON & JOHNSON              COM              478160104       86,744    1,400,000   SH      SOLE       NONE          1,400,000
JPMORGAN CHASE & CO            COM              46625H100       95,150    2,500,000   SH      SOLE       NONE          2,500,000
MICROMET INC                   COM              59509C105        7,905    1,176,287   SH      SOLE       NONE          1,176,287
MICROSOFT CORP                 COM              594918104      100,409    4,100,000   SH      SOLE       NONE          4,100,000
MORGAN STANLEY                 COM NEW          617446448       74,040    3,000,000   SH      SOLE       NONE          3,000,000
PEPSICO INC                    COM              713448108       99,660    1,500,000   SH      SOLE       NONE          1,500,000
PROCTER & GAMBLE CO            COM              742718109       89,955    1,500,000   SH      SOLE       NONE          1,500,000
SCHLUMBERGER LTD               COM              806857108       92,415    1,500,000   SH      SOLE       NONE          1,500,000
WAL MART STORES INC            COM              931142103       64,224    1,200,000   SH      SOLE       NONE          1,200,000

                                                             1,732,622   44,157,393                                   44,157,393